ADVANCES FROM THE FEDERAL HOME LOAN BANK (Details Textuals) (USD $) In Millions, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Advances from Federal Home Loan Banks	$ 38.2	$ 37.6
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range from	1.11%	1.11%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate, Range to	6.95%	6.95%
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Weighted Average Interest Rate	2.27%	2.50%
Federal Home Loan Bank, Advances, General Debt Obligations, Maximum Amount Available	$ 65.9